UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                March 31, 2009
                                                     ------------------------

Check here if Amendment [  ];       Amendment Number:
                                                     ------------------------

     This Amendment (check only one):         [  ] is a restatement
                                              [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           New Generation Advisors, LLC
                -------------------------------------------------------------
Address:        225 Friend Street
                -------------------------------------------------------------
                Suite 801
                -------------------------------------------------------------
                Boston, MA 02114
                -------------------------------------------------------------

Form 13F File Number:         28-10779
                              --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:           George Putnam, III
                -----------------------------------------------------------
Title:          President
                -----------------------------------------------------------
Phone:          617.573.9550
                -----------------------------------------------------------

Signature, Place and Date of Signing:


 /s/ George Putnam, III        Boston, MA                May 15, 2009
------------------------    ---------------    --------------------------------
      [Signature]             [City, State]                 [Date]

Report Type (Check only one)

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        0
                                                 --------------------
Form 13F Information Table Entry Total:                  51
                                                 --------------------
Form 13F Information Table Value Total:                $71,879
                                                 --------------------
                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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                                      Title                   Value                Investment   Other        Voting Authority
Name of Issuer                        of Class   Cusip        ($1000)   Shares     Discretion   Managers Sole        Shared   None
-------------                         --------   ---------    -------   ---------  ----------   -------- ----        ------   ----
AMR CORP                              COMMON     001765106      921      288,821   SOLE         NONE       288,821
ALCATEL-LUCENT                          ADR      013904305    2,322    1,248,636   SOLE         NONE     1,248,636
ARMSTRONG WORLD INDUSTRIES, INC       COMMON     04247X102    1,326      120,408   SOLE         NONE       120,408
AVANEX CORP                           COMMON     05348W307      288      164,666   SOLE         NONE       164,666
BLACKROCK SENIOR HIGH INC FD,
  INC MUTUAL FUND                     COMMON     09255T109    2,540    1,104,258   SOLE         NONE     1,104,258
BLACKROCK FLOATING RATE
  INCOME STRATEGIES FUND II
  MUTUAL FUND                         COMMON     09255Y108    1,998      249,441   SOLE         NONE       249,441
MUTUAL FUND
BOOKHAM, INC.                         COMMON     09856E105      892    2,073,740   SOLE         NONE     2,073,740
BROCADE COMMUNICATIONS
  SYSTEMS, INC.                       COMMON     111621306    2,120      614,637   SOLE         NONE       614,637
CALPINE CORPORATION                   COMMON     131347304    1,692      248,467   SOLE         NONE       248,467
CONEXANT SYSTEMS INC                  COMMON     207142308      174      267,453   SOLE         NONE       267,453
CONTINENTAL AIRLINES INC               CL B      210795308    1,031      117,075   SOLE         NONE       117,075
DDI CORP.                             COMMON     233162502      875      283,945   SOLE         NONE       283,945
DELTA AIR LINES, INC.                 COMMON     247361702    3,676      652,929   SOLE         NONE       652,929
ELECTROGLAS INC.                      COMMON     285324109       61    1,215,631   SOLE         NONE     1,215,631
EXIDE TECHNOLOGIES                    COMMON     302051206    1,870      623,263   SOLE         NONE       623,263
FEDERAL MOGUL CORP                    COMMON     313549404    4,128      617,921   SOLE         NONE       617,921
FINISAR CORPORATION                   COMMON     31787A101      705    1,602,286   SOLE         NONE     1,602,286
FLEXTRONICS INTERNATIONAL LTD           ORD      Y2573F102      535      185,000   SOLE         NONE       185,000
GLOBAL INDS LTD                       COMMON     379336100      381       99,175   SOLE         NONE        99,175
THE GOODYEAR TIRE & RUBBER COMPANY    COMMON     382550101      679      108,525   SOLE         NONE       108,525
HARMONIC INC                          COMMON     413160102    3,059      470,565   SOLE         NONE       470,565
HAYES LEMMERZ INTL INC                COMMON     420781304      409    2,210,568   SOLE         NONE     2,210,568
HUNTSMAN CORPORATION                  COMMON     447011107    1,189      380,000   SOLE         NONE       380,000
ING PRIME RATE TR MUTUAL FUND       SH BEN INT   44977W106    2,348      676,700   SOLE         NONE       676,700
IBASIS INC                            COMMON     450732201      223      333,098   SOLE         NONE       333,098
INTERNATIONAL COAL GROUP INC.         COMMON     45928H106      803      498,699   SOLE         NONE       498,699
JDS UNIPHASE CORPORATION              COMMON     46612J507    2,089      642,816   SOLE         NONE       642,816
KEY ENERGY SERVICES INC               COMMON     492914106    1,227      426,056   SOLE         NONE       426,056
KULICKE & SOFFA INDS INC              COMMON     501242101      501      191,389   SOLE         NONE       191,389
LENNAR CORPORATION                     CL A      526057104    3,098      412,509   SOLE         NONE       412,509
MINDSPEED TECHNOLOGIES, INC.          COMMON     602682205      392      315,958   SOLE         NONE       315,958
NEWPARK RES INC                       COMMON     651718504      980      387,373   SOLE         NONE       387,373
OWENS CORNING                         COMMON     690742101    1,104      122,102   SOLE         NONE       122,102
WTS/OWENS CORNING INC. 45.2500
  EXP10/31/2013 SERIES B                WTS      690742127       22       45,417   SOLE         NONE        45,417
PARKER DRILLING CO. CMN               COMMON     701081101      449      244,141   SOLE         NONE       244,141
PORTLAND GENERAL ELECTRIC CO          COMMON     736508847    2,441      138,752   SOLE         NONE       138,752
PRECISION DRILLING TRUST              TR UNIT    740215108      635      236,885   SOLE         NONE       236,885
PROSHARES TRUST-PROSHARES
  ULTRA FINANCIALS ETF              PSHS ULTRA   74347R743    1,178      451,482   SOLE         NONE       451,482
QWEST COMMUNICATIONS INT'L INC        COMMON     749121109    3,172      927,574   SOLE         NONE       927,574
REVLON INC                             CL A      761525609      389      156,836   SOLE         NONE       156,836
SERACARE LIFE SCIENCES, INC.          COMMON     81747T104        6       15,179   SOLE         NONE        15,179
SOLUTIA INC.                          COMMON     834376501    2,023    1,081,646   SOLE         NONE     1,081,646
TELLABS INC.                          COMMON     879664100    2,085      455,154   SOLE         NONE       455,154
TERADYNE INC                          COMMON     880770102    2,409      550,000   SOLE         NONE       550,000
UAL CORPORATION                       COMMON     902549807    2,093      467,082   SOLE         NONE       467,082
USG CORP (NEW)                        COMMON     903293405      723       94,947   SOLE         NONE        94,947
US AIRWAYS GROUP INC                  COMMON     90341W108    4,074    1,610,172   SOLE         NONE     1,610,172
VISHAY INTERTECHNOLOGY                COMMON     928298108    2,264      650,600   SOLE         NONE       650,600
VONAGE HOLDINGS CORP.                 COMMON     92886T201      746    1,866,112   SOLE         NONE     1,866,112
ZHONE TECHNOLOGIES INC                COMMON     98950P108      520    2,719,944   SOLE         NONE     2,719,944
ZILOG INC                             COMMON     989524301    1,014      431,333   SOLE         NONE       431,333

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